Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 29, 2016
Registrant Name	VICTORY VARIABLE INSURANCE FUNDS
Central Index Key	0001068663
Amendment Flag	false
Document Creation Date	Jul. 29, 2016
Document Effective Date	Jul. 29, 2016
Prospectus Date	Jul. 29, 2016